SUPPLEMENT DATED MAY 16, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002
                                       FOR
                   PERSPECTIVE IISM FIXED AND VARIABLE ANNUITY
                       JACKSON NATIONAL SEPARATE ACCOUNT I

The "Optional Features" section should be amended as follows:

On page 1, the second and third bullets should be deleted and replaced in its entirety with the following:

o three types of OPTIONAL DEATH BENEFIT ENDORSEMENTS (you may select only one of these three optional death benefits) that permit you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses;
o a CONTRACT ENHANCEMENT ENDORSEMENT (a credit to your contract value from our general account equal to 2%, 3% or 4% of your premium payments in the first contract year), which primarily enhances contract values and certain benefits in the first seven (five for the 2% enhancement) years of the contract. See "Optional Contract Enhancement" at page 26;

The information in the "Fund Annual Expenses" table should be amended as follows:

On page 5, the information for the Janus/JNL Aggressive Growth Fund and the Janus/JNL Capital Growth Fund should be deleted and replaced in its entirety with the following information:


                                                               MANAGEMENT
                                                                   AND           ESTIMATED                  TOTAL FUND
                                                             ADMINISTRATIVE    DISTRIBUTION      OTHER        ANNUAL
FUND NAME                                                          FEE         (12B-1) FEES    EXPENSES      EXPENSES
----------------------------------------------------------- ------------------ -------------- ------------ --------------

Janus/JNL Aggressive Growth Fund                                  1.00%              .01%         0%            1.01%
Janus/JNL Capital Growth Fund                                     1.03%              .01%         0%            1.04%

On page 5, footnote 11 should be deleted and replaced in its entirety with the following paragraph:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The
Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL
Global Growth Fund and all of the First Trust/JNL Funds, except the First
Trust/JNL Global Target 15 Fund, pay an administrative fee of .15%; the First
Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine
S&P/JNL Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund
Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

On page 7, the information for the five First Trust Funds should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Fund                           .80%                0%           0%             .80%
First Trust/JNL The S&P(R)Target 10 Fund                           .80%                0%           0%             .80%
First Trust/JNL Global Target 15 Fund                              .85%                0%           0%             .85%
First Trust/JNL Target Small-Cap Fund                              .80%                0%           0%             .80%
First Trust/JNL Target 25 Fund                                     .80%                0%           0%             .80%


The information in the "Examples" table should be amended as follows:

On page 8, the information for the Janus/JNL Aggressive Growth Division and the Janus/JNL Capital Growth Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                    (a)          43    132       223      442
                                                                        (b)         123    192       243      442
Janus/JNL Capital Growth Division                                       (a)          44    133       224      445
                                                                        (b)         124    193       244      445

On page 9, the information for the five First Trust Divisions should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Division                            (a)          41    126       213      424
                                                                        (b)         121    186       233      424
First Trust/JNL The S&P(R)Target 10 Division                            (a)          41    126       213      424
                                                                        (b)         121    186       233      424
First Trust/JNL Global Target 15 Division                               (a)          42    127       215      429
                                                                        (b)         122    187       235      429
First Trust/JNL Target 25 Division                                      (a)          41    126       213      424
                                                                        (b)         121    186       233      424
First Trust/JNL Target Small-Cap Division                               (a)          41    126       213      424
                                                                        (b)         121    186       233      424


On page 10, the information for the Janus/JNL Aggressive Growth Division and the Janus/JNL Capital Growth Division should be deleted and replaced in its entirety with the following information:

Janus/JNL Aggressive Growth Division                                     (a)         22     69       117      252
                                                                         (b)        107    139       167      252
Janus/JNL Capital Growth Division                                        (a)         23     69       119      255
                                                                         (b)        108    139       169      255

On page 11, the information for the five First Trust Divisions should be deleted and replaced in its entirety with the following information:

First Trust/JNL The DowSM Target 10 Division                            (a)          20     62       107      231
                                                                        (b)         105    132       157      231
First Trust/JNL The S&P(R)Target 10 Division                            (a)          20     62       107      231
                                                                        (b)         105    132       157      231
First Trust/JNL Global Target 15 Division                               (a)          21     64       109      236
                                                                        (b)         106    134       159      236
First Trust/JNL Target 25 Division                                      (a)          20     62       107      231
                                                                        (b)         105    132       157      231
First Trust/JNL Target Small-Cap Division                               (a)          20     62       107      231
                                                                        (b)         105    132       157      231

The information in the section entitled "Other Expenses" should be amended as follows:

On page 24, the last paragraph should be deleted and replaced in its entirety with the following:

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The Mellon Capital Management/JNL International Index Fund, the Oppenheimer/JNL Global Growth Fund and all of the First Trust/JNL Funds, except the First Trust/JNL Global Target 15 Fund, pay an administrative fee of .15%; the First Trust/JNL Global Target 15 Fund pays an administrative fee of .20%; the nine S&P/JNL Funds pay an administrative fee of .05%; the other Funds pay a .10% administrative fee. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee.

(To be used with VC4224 Rev. 05/02.)